SCHEDULE OF FAIR VALUE OF EACH WARRANTS (Details)	12 Months Ended
Mar. 31, 2023 $ / shares
Derivative [Line Items]
Expected volatility minimum	113.00%
Expected volatility maximum	197.00%
Expected dividend yield
Risk-free interest rate minimum	3.60%
Risk-free interest rate maximum	4.94%
Minimum [Member]
Derivative [Line Items]
Expected term	5 months 12 days
Exercise price	$ 0.70
Market price maximum	$ 0.70
Maximum [Member]
Derivative [Line Items]
Expected term	5 years
Exercise price	$ 1.00
Market price maximum	$ 1.43